Derivatives (Table)	12 Months Ended
Dec. 31, 2024
Derivatives
Schedule of interest rate profile of interest-bearing financial instruments

The Group entered into a swap operation exchanging the interest rate Interbank Deposit Certificate (“CDI” - an average of interbank overnight rates in Brazil)  floating rate to a US$ fixed rate, related to a portion of an export credit note.

	December 31, 2024
Maturity	Notional in (US$)	Notional in R$	Floating rate receivable	Fixed rate payable	Fair value
07/16/2026	16,500	102,173	SOFR overnight	3.09%	723
07/07/2026	-	57,500	CDI	US$ variation + 4.90%	(2,370)
Total					(1,647)

	December 31, 2023
Maturity	Notional in (US$)	Notional in R$	Floating rate receivable	Fixed rate payable	Fair value
07/16/2026	22,500	108,929	SOFR overnight	3.07%	1,423
07/07/2026	-	78,571	CDI	US$ variation + 4.90%	564
Total					1,987

Schedule of the rollforward of the derivatives

The rollforward of the derivatives is as follows:

Interest rate swaps
December 31, 2023	1,987
Gains (losses) recognized in the statement of profit or loss	(2,125)
Payments (receipts)	(1,542)
Translation adjustment	33
December 31, 2024	(1,647)
Assets with current derivative financial instruments	723
Liabilities with current derivative financial instruments	(2,370)

Interest rate swaps
January 1, 2023	1,357
Gains (losses) recognized in the statement of profit or loss	2,967
Payments (receipts)	(2,447)
Translation adjustment	110
December 31, 2023	1,987
Assets with current derivative financial instruments	1,987
Liabilities with current derivative financial instruments	-